Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) [Line Items]
Total shares of common stock for future issuance	425,896	222,028
Shares reserved for future issuance under the 2020 Equity Incentive Plan [Member]
Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) [Line Items]
Total shares of common stock for future issuance	68,343
Stock options outstanding [Member]
Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) [Line Items]
Total shares of common stock for future issuance	126,988	126,988
Warrants outstanding [Member]
Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) [Line Items]
Total shares of common stock for future issuance	30,076	26,697
Issuance upon conversion of Series C Convertible Preferred Stock [Member]
Stockholders' Equity - Schedule of Common Stock for Future Issuance (Details) [Line Items]
Total shares of common stock for future issuance	200,489